Submission	Mar. 18, 2025
Submission [Line Items]
Central Index Key	0001060391
Registrant Name	REPUBLIC SERVICES, INC.
Registration File Number	333-266553
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES